Lease Liabilities (Details) - Schedule of Lease Liabilities	6 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Lease Liabilities (Details) - Schedule of Lease Liabilities [Line Items]
At beginning of year / period	RM 744,959	$ 159,592
Additions			952,191
Finance cost	14,629	3,134	24,768
Payments	(174,000)	(37,276)	(232,000)
At end of year / period	585,588	125,450	744,959
Future lease payment payables:
Total future minimum lease payments	609,000	130,466	783,000
Less: Future finance charges	(23,412)	(5,016)	(38,041)
Total	585,588		744,959
Within one year [Member]
Future lease payment payables:
Total future minimum lease payments	174,000	37,276	348,000
Within two to five years [Member]
Future lease payment payables:
Total future minimum lease payments	RM 435,000	$ 93,190	RM 435,000